Leases - Summary of Information related to operating leases (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Assets
Operating Lease, Right-of-Use Asset	¥ 9,283	$ 1,457	¥ 82,488
Liabilities
Operating lease liabilities, current	9,880	1,550	31,845
Operating lease liabilities, non-current	¥ 226	$ 35	¥ 56,903
Weighted average remaining lease term (years)	11 months 1 day	11 months 1 day	3 years 2 months 12 days
Weighted average discount rate	5.70%	5.70%	5.70%